Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2013
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Supplement -- [Text Block]	jhiicelf_SupplementTextBlock_04

John Hancock Funds II
Supplement dated December 18, 2013 to the current Prospectuses

China Emerging Leaders Fund

The following information supplements and supersedes any information to the contrary relating to China Emerging Leaders Fund (the "fund"), a series of John Hancock Funds II (the "Trust"), contained in the current Prospectuses.

In connection with the subadvisor change, effective on December 19, 2013, each Prospectus is hereby amended as follows:

The fund will invest directly and indirectly (e.g., through derivatives and other synthetic instruments) at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of equities, including equity-related instruments (such as fixed- or floating-rate convertible bonds issued by corporate, sovereign or institutional issuers of above or below investment grade, preference shares, warrants or participatory notes (p-notes)), tied economically to The People's Republic of China (China). An investment is "tied economically" to China or otherwise considered "Chinese" if: (i) it is an investment in an issuer or exposed to an issuer that is organized under the laws of China, maintains its principal place of business in China or is located in China; (ii) it is traded principally in China; or (iii) it is an investment in an issuer or exposed to an issuer that derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in China, or has at least 50% of its assets in China. For the avoidance of doubt, the term "China" includes all provinces, autonomous regions, municipalities and other administrative regions over which China exercises jurisdiction, including Hong Kong and Macau.

The fund generally will invest in securities of issuers that meet a minimum market capitalization threshold. A company's market capitalization is the number of its shares outstanding times its price per share. As of November 30, 2013, this threshold was $3.9 billion. The subadvisor then structures the fund's portfolio using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting may be modified by the subadvisor for a variety of reasons. The subadvisor may consider such factors as free float, momentum, trading strategies, and liquidity management, as well as other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular issuer to a maximum proportion of the fund's assets. The subadvisor may exclude the stock of a company that meets applicable market capitalization criterion if the subadvisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

The fund may also invest in investment-grade debt securities and money market instruments. Debt and money market instruments in which the fund may invest include debentures, notes (including corporate, sovereign or institutional floating- and fixed-rate notes with a minimum term of one year or more), certificates of deposit, commercial paper, Chinese depositary receipts (expected to be renminbi-denominated securities traded in China and held in the vault of a depositary bank, the receipts of which shall represent underlying shares of foreign-based and listed corporations and entitle the holder, subject to the provisions of any relevant trust document, to all dividends and capital gains in the underlying shares) and/or American Depositary Receipts. The fund may also invest up to 10% of its net assets in real estate investment trusts (REITs) that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange or the Hong Kong Stock Exchange, provided that they do not affect the ability of the fund to meet its liquidity obligations.

The fund may also invest up to 10% of its net assets in warrants. Warrants in which the fund may invest include cash-settled low exercise price warrants typically issued by credit institutions or other financial institutions located worldwide, which usually take the form of an equity call option with a low exercise price relative to the market, related to one or more Chinese equity securities. Any such warrants will have the following characteristics: (i) they will be listed; (ii) they will be exercisable at any time over their life; and (iii) the underlying equities will be ones in which the fund could invest indirectly. The fund may also invest up to 10% of its net assets in p-notes, which are equity-linked notes generally issued by banks or broker-dealers that are designed to replicate the performance of certain Chinese equities. The fund may also invest in structured products, such as structured notes or hybrid securities issued by credit institutions or other financial institutions located worldwide, which are liquid and negotiable, related to one or more Chinese "A shares." Such structured products will not result in an exposure to investments other than securities in which the fund could invest directly and the use of such products will not cause the fund to diverge from its investment policies.

The subadvisor may utilize warrants, p-notes and structured products, depending on availability, market conditions and other factors, as a strategy to gain exposure to Chinese equities without investing in such securities directly. Structured products, such as equity-linked notes and other forms of specialized debt and equity instruments may be used by the fund to gain indirect exposure to securities where for tax and other reasons it may be difficult or impractical to purchase the underlying security directly. These products may also take the form of securities that contain a derivative component. For instance, an option or warrant is often used as the basis for such a product, but unlike a typical derivative virtually the full value of the underlying security is paid across to the counterparty as the option premium, with the exercise price being a purely nominal amount. Generally these low exercise price warrants, as they are sometimes referred to, behave in a very similar way to the underlying security: the fund will benefit from movements in the underlying security price in the same way as if it held the security itself, there is no leverage element as there is a full premium paid and the fund will be equally exposed to the risk of default by the issuer of the underlying security.

The fund also may use options, futures and foreign currency forward contracts as a substitute for direct investment in equities and to adjust investment and risk exposures. In order to provide liquidity to meet anticipated redemption demands, the fund at times may invest a significant portion of its assets in exchange-traded futures contracts that are linked to the performance of a Chinese equity market index. The fund may also use foreign currency forward contracts to facilitate the settlement of equity purchases, repatriate foreign currency balances or exchange one foreign currency to another currency.

The fund may invest in securities issued by "smaller and medium-sized Chinese companies." For these purposes, "smaller and medium-sized Chinese companies" means companies with a market capitalization not exceeding the equivalent of U.S. $5 billion or such higher capitalization as is, in the opinion of the subadvisor, appropriate to reflect changes in capitalization levels of companies quoted on stock exchanges.

The securities in which the fund will invest will be principally listed or traded on one or more recognized exchanges located in China. To a lesser extent, the fund will also invest in securities listed or traded on recognized exchanges located outside China and Hong Kong.

For liquidity purposes, the fund may hold cash and cash equivalents and other liquid assets, denominated principally in H.K. dollars, renminbi and U.S. dollars, including cash deposits and money market instruments (of investment-grade or above), such as certificates of deposit, commercial paper and listed fixed-interest securities (including sovereign, government and corporate issued fixed- and floating-rate notes and bonds).

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers and may invest more of its assets in the securities of a single issuer than a diversified fund.

The fund currently holds substantial positions in illiquid assets, some which became illiquid subsequent to purchase by the predecessor subadvisor. Low trading volume, lack of a market maker or legal restrictions may impair the subadvisor's ability to sell particular securities or close derivative positions at an advantageous price. The subadvisor intends to reduce these positions over time while maintaining investment exposure consistent with the fund's benchmark index, the MSCI China Index. In addition, the fund may hold substantial amounts of cash as a result of futures activity.

Also in connection with the change, the risk factor entitled "Initial public offerings risk" is hereby deleted in its entirety from the "Fund summary -- Principal risks" section.